Revenue from contracts with customers - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance at beginning of period	$ 36,622	$ 32,317
Other current assets
Disclosure of revenue from contracts with customers [line items]
Discounts current contract asset	1,631	365
Other Non-Current Assets
Disclosure of revenue from contracts with customers [line items]
Discounts non-current contract asset	2,238	703
Sales and marketing
Disclosure of revenue from contracts with customers [line items]
Amortisation, assets recognised from costs incurred to obtain or fulfill contracts	6,183	6,226
Revenues | Hardware and other revenue
Disclosure of revenue from contracts with customers [line items]
Amortisation, assets recognised from costs incurred to obtain or fulfill contracts	$ 736	$ 55